                                                  Filed Pursuant to Rule 485(b)

 As filed with the Securities and Exchange Commission on August 25, 2003.


                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----

               Pre-Effective Amendment No.  _____       (_____)


               Post-Effective Amendment No.  77         (  X  )
                                            -----        -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----


               Amendment No.  75                        (  X  )
                                                         -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001


Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin Procter LLP
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts 02109
Tacoma, Washington 98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

     ( X ) immediately upon filing pursuant to paragraph (b)
     (   ) on ___________ pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

     (   ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com


                          SSgA PRIME MONEY MARKET FUND

                                 CLASS T SHARES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Prime Money Market Fund Class T Shares seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

Class T Shares of the Prime Money Market Fund may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the fund to offer shares (the Financial Intermediary). This prospectus should be read together with any materials provided by the Financial Intermediary.


                       PROSPECTUS DATED AUGUST 25, 2003

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS                                                    3

  INVESTMENT OBJECTIVE                                                                       3
  PRINCIPAL INVESTMENT STRATEGIES                                                            3
  PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   3
  RISK AND RETURN                                                                            5

FEES AND EXPENSES OF THE FUND                                                                6

MANAGEMENT OF THE FUND                                                                       7

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS          7

SHAREHOLDER INFORMATION                                                                      9

  PURCHASE AND REDEMPTION OF SHARES                                                          9
  DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS                              10
  PRICING OF FUND SHARES                                                                    11
  DIVIDENDS AND DISTRIBUTIONS                                                               11
  TAXES                                                                                     12

FINANCIAL HIGHLIGHTS                                                                        13

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS                                                 14

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The Prime Money Market Fund Class T Shares seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed only with the approval of a majority of the fund's shareholders as defined in the 1940 Act. SSgA Funds Management, Inc. (the Advisor), serves as the fund's investment advisor.

PRINCIPAL INVESTMENT STRATEGIES

The fund attempts to meet its investment objective by investing in high quality, US dollar-denominated money market instruments. Such instruments include: (1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities; (3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations of US and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements.

There are risks associated with these instruments, which are described in the section called Principal Risks.

Fund managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is an alphabetized description of the principal risks associated with an investment in the fund. For additional information concerning the instruments and investment techniques identified in these descriptions, see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."

ASSET-BACKED SECURITIES RISK. Asset-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases. Defaults on the underlying assets may impair the value of an asset-backed security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets. Asset-backed securities are also subject to prepayment risk.

CALL RISK. Call risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and the potential for taxable capital gains.

CREDIT/DEFAULT RISK. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by a fund may default on its obligation to pay interest and repay principal. There is also a risk that one or more of the securities will be downgraded in credit rating. Credit/default risk includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations. Credit risk, which has the potential to hurt the fund's performance, should be low for funds with a policy of purchasing mostly high quality bonds.

DOLLAR-DENOMINATED INSTRUMENTS RISK. Dollar-denominated instruments, including Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit, issued by foreign banks, foreign bank branches and foreign corporations are not necessarily subject to the same regulatory requirements that apply to US banks and corporations. These instruments could lose value as a result of political, financial and economic events in foreign countries; less stringent foreign securities laws, regulations and accounting, auditing and recordkeeping standards; the public availability of information and, for banks, reserve requirements, loan limitations and examinations. These risks increase the possibility that a non-US bank or corporation may become insolvent or otherwise unable to fulfill its obligations on these instruments. These instruments are also subject to credit/default risk.

GOVERNMENT SECURITIES RISK. Unlike securities issued by the US Treasury, securities issued by US government agencies and instrumentalities are subject to the risk that the US government will not provide financial support to such agencies or instrumentalities if it is not obligated to do so by law. Investments in US government securities may return less than investments in non-government fixed income securities.

INCOME RISK. Income risk is the risk that falling interest rates will cause a fund's income over time to decline.

INTEREST RATE RISK. During periods of rising interest rates, a fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a fund's yield (and the value of its securities) will tend to be higher than prevailing market rates. The longer the duration of the security, the more sensitive the security is to this risk. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes than securities with shorter maturities. Short-term securities tend to react to changes in short-term interest rates. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one year duration, but would reduce its value by approximately fifteen dollars if it had a 15 year duration.

MARKET RISK. The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

MONEY MARKET RISK. The risk that a fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PREPAYMENT RISK. Prepayment risk is the risk that principal on mortgages or other assets underlying a mortgage-backed or asset-backed security may be paid prior to the stated maturity date at any time. If a fund purchases mortgage-backed or asset-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market values. Prepayment of loans underlying asset-backed and mortgage-backed securities can be expected to accelerate during periods of declining interest rates.

RISK AND RETURN

The following bar chart illustrates the risks of investing in the fund by showing changes in the fund's performance from year to year over the life of the fund. A fund's past performance is not necessarily an indication of how the fund will perform in the future.

The returns and all other information shown below are for the original SSgA Fund class (referred to in this prospectus as the "Institutional Class") that is not offered in this prospectus. The annual returns for the Class T Shares offered in this prospectus would be lower due to higher distribution and service (12b-1) fees of the Class T Shares.

1995       6.04%
1996       5.44%
1997       5.60%
1998       5.52%
1999       5.13%
2000       6.40%
2001       4.14%
2002       1.74%

Best Quarter - December 31, 2000: 1.64%

Worst Quarter - December 31, 2002: 0.37%

Year-to-Date - June 30, 2003: 0.57%

The following table further illustrates the risks of investing in the fund by showing how the fund's average annual returns for 1 and 5 years and since the fund's inception compare to the returns of a broad-based securities market comparison (returns shown reflect no deductions for fees, taxes or expenses). The average annual total returns for the Class T Shares offered in this prospectus would differ only to the extent that the Institutional Class and Class T Shares of the SSgA Funds do not have the same expenses.

                   Average Annual Total Returns

            For the Periods Ended December 31, 2002:

                               1 YEAR   5 YEARS*    INCEPTION*
Prime Money Market Fund          1.74%     4.57%         4.94%
Salomon Smith Barney 3-month     1.70%     4.30%         4.69%
Treasury bill

* The fund began operating on February 22, 1994. The returns would have been lower without the contractual management fee waiver and expense reimbursement.

                7-Day Yields

    For the Period Ended December 31, 2002:

                           CURRENT    EFFECTIVE
Prime Money Market Fund       1.20%        1.36%

Current yield information for the fund is available toll free by calling 1-800-647-7327 or by visiting our website at www.ssgafunds.com.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

   Maximum Sales Charge (Load) Imposed on Purchases          None
   Maximum Deferred Sales Charge (Load)                      None
   Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends or Other Distributions                        None
   Redemption Fee                                            None
   Exchange Fee                                              None
   Maximum Account Fee                                       None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fee(1)                                          .15%
   Distribution and Service (12b-1) Fees                      .55
   Other Expenses                                             .16
                                                             ----
   Gross Expenses                                             .86
                                                             ----
   Less Contractual Management Fee Waiver                    (.06)
                                                             ----
   Total Annual Fund Operating Expenses After Waiver          .80%
                                                             ====

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     1 YEAR        3 YEARS        5 YEARS        10 YEARS
     $ 82          $ 255          $ 449          $1,015
     ====          =====          =====          ======


Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

----------
(1) The Advisor has contractually agreed to waive .05% of its .15% management fee until December 31, 2010. Also, the Advisor has contractually agreed to reimburse the fund for all expenses to the extent that total expenses exceed ..80% of average daily net assets on an annual basis until December 31, 2004. The annual management fee after waiver and reimbursement is .10%. The total annual expenses shown above have been restated to reflect the waiver and reimbursement.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR. SSgA Funds Management, Inc. (the Advisor), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment advisor for the SSgA Funds and directs the Funds' investments in accordance with each fund's investment objective, policies and restrictions.

The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of July 31, 2003, the Advisor had over $75 billion in assets under management. The Advisor, State Street Bank and Trust Company (State Street) and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. With over $910 billion under management as of July 31, 2003, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.

For these services, the fund pays the Advisor an annual management fee, calculated daily and paid monthly, of 0.10%, after fee waiver and reimbursement, of the average daily net asset value of the fund.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the fund's current practices. Risk information related to the investment instrument or strategy described below is contained in the Principal Risks section. Additional risk information applicable to the instrument or strategy is also described below. Please read the Principal Risks section carefully. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

QUALITY OF SECURITIES. The fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Fund's Advisor in accordance with procedures established by the Board of Trustees.

PORTFOLIO MATURITY. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. A fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Advisor finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect a fund's price or yield.

VARIABLE AND FLOATING RATE SECURITIES. The fund may purchase variable and floating rate securities which are instruments issued or guaranteed by entities such as the: (1) US government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Securities purchased by the fund may include variable and floating rate instruments, which may have a stated maturity in excess of the fund's maturity limitations but which will, except for certain US government obligations, permit the fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the fund are subject to the fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Advisor will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Investment Company invests, and their ability to repay principal and interest.

Variable and floating rate securities are subject to interest rate risk and credit/default risk.

ASSET-BACKED SECURITIES. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience loss or delay in receiving payment and a decrease in the value of the security.

- Prepayment Risk--Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in asset-backed securities, the values of such fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

- Other Risk Associated with Asset-Backed Securities--Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper (including variable amount master notes and funding agreements) are short-term promissory notes issued by corporations, partnerships, trusts or other entities, to finance short-term credit needs. Short-term obligations used by a fund include non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participation in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables.

GOVERNMENT SECURITIES. US government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

EURODOLLAR CERTIFICATES OF DEPOSIT (ECDs), EURODOLLAR TIME DEPOSITS (ETDs) AND YANKEE CERTIFICATES OF DEPOSIT (YCDs). ECDs are US dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are US dollar-denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar-denominated certificates of deposit issued by US branches of foreign banks.

SECTION 4(2) COMMERCIAL PAPER. The fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from a liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and may be disposed of only after considerable expense and delay. Section 4(2) paper will not be subject to the fund's 10% limitation on illiquid securities set forth below where the Board of Trustees of the Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

REPURCHASE AGREEMENTS. A fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.


                             SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor). Class T Shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a bank, broker, recordkeeper or advisor, and will be referred to in this prospectus as a "Financial Intermediary." Only certain Financial Intermediaries are authorized to receive purchase orders on the fund's behalf. The fund reserves the right to reject any purchase order.

     - If you have questions about SSgA Funds or the Class T Shares, including questions about the investment objectives, strategies or risks, please call the SSgA Funds toll-free at 1-800-647-7327. You may also access information about the SSgA Funds online at www.ssgafunds.com.

     - If you have questions about your account or plan options, please contact your Financial Intermediary.

TRANSACTIONS. Purchases, exchanges or redemptions of the fund's shares are processed on any business day at the net asset value next determined after they have been received by State Street Bank and Trust Company, the fund's Transfer Agent, in good order (described below). A business day is one on which the New York Stock Exchange is open for regular trading. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in US dollars. Good order means that your request includes complete information on your contribution, exchange or redemption and that the Transfer Agent has received the appropriate assets. In all cases, your transaction will be based on the fund's next determined net asset value (NAV) after the Transfer Agent has received the order from the Financial Intermediary. As long as this request is received prior to the close of the regular trading session of the New York Stock Exchange, ordinarily 4 p.m. Eastern time, you will receive that day's NAV. If a request is received on a non-business day or after the close of the New York Stock Exchange, the order will be effective on the next business day.

Financial Intermediaries may charge investors fees for certain services. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

The Financial Intermediary is required by law to obtain certain personal information from you that it will use to verify your identity. If you do not provide the information, the Financial Intermediary may not be able to open your account. If the Financial Intermediary is unable to verify your identity, it may reserve the right to close your account or take such other reasonable steps. The SSgA Funds and the Financial Intermediaries reserve the right to reject any purchase order.

INVESTMENT OPTIONS AND ALLOCATIONS. Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your Financial Intermediary for more details.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS; BENEFICIAL OWNERSHIP. Each Financial Intermediary may set a minimum initial investment for its customers and may redeem all shares in an investor's account if the value of the account falls below a predetermined amount. Please refer to materials provided by your Financial Intermediary for more information. Beneficial ownership of shares will be recorded by the Financial Intermediary and reflected in account statements provided to their customers.

AUTOMATIC SWEEP. Your Financial Intermediary may offer an automatic sweep for the fund shares in the operation of brokerage cash accounts for its customers. Contact your Financial Intermediary to determine the availability and the parameters of an automatic cash sweep.

EXCHANGES. The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your Financial Intermediary. The fund is not intended for excessive trading or market timing. Excessive trading disrupts portfolio management and drives fund expenses higher. Although the SSgA Funds make every effort to maintain the exchange privilege, the fund reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Of course, your right to redeem shares would be unaffected by these restrictions. An exchange is a taxable transaction (except for qualified plan accounts).

Before making an exchange to or from another fund available in your plan or through your Financial Intermediary, consider the following:

     - Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

     -    Be sure to read that fund's prospectus.

     -    You must meet the minimum investment amount, if any, of each fund.

     - The SSgA Funds can accept exchanges only as permitted by your plan. Contact your Financial Intermediary for details on the exchange policies that apply to your plan.

REDEMPTIONS. Redemptions, like purchases, may be effected only through Financial Intermediaries. Please contact your Financial Intermediary or refer to the appropriate plan documents for details.

Shares of the funds may be redeemed on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran's Day. On these holidays, redemption proceeds ordinarily will be sent the next business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the fund or its agent. Redemptions proceeds, less any applicable redemption fees, will normally be wired to the Financial Intermediary following receipt of the redemption order, but in no event later than seven days after receipt of such order. Contact your Financial Intermediary regarding receipt of redemption proceeds with respect to your account.

EMERGENCY CONDITIONS. The SSgA Funds reserve the right to suspend the right of redemption, or postpone the date of payment for more than seven days, if emergency conditions should exist, as specified in the 1940 Act or as determined by the Securities and Exchange Commission.


DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The SSgA Funds have adopted a distribution plan with respect to the Class T Shares pursuant to Rule 12b-1 (the Plan) under the 1940 Act. The Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other Financial Intermediaries. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a Financial Intermediary are not permitted by the Plan to exceed 0.55% of a fund's average net asset value per year. The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to Financial Intermediaries providing shareholder services to the fund are not permitted by the Plan to exceed .50% of the fund's average net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The fund also offers the Institutional Class of shares through the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Institutional Class has a separate Rule 12b-1 Plan and is not subject to the fees and expenses of the Plan described above.


Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Class T Shares are offered without imposition of a front end sales load or contingent deferred sales load. Class T Shares are subject to distribution and/or shareholder servicing fees and expenses payable under the Plan. Class T Shares are offered for sale only to investors meeting the eligibility requirements disclosed in this prospectus and are offered only through Financial Intermediaries.


PRICING OF FUND SHARES

The fund determines the price per share once each business day at 4 p.m. Eastern time.

A business day is one on which the New York Stock Exchange is open. The price per share of the fund is computed by adding the value of all securities and other assets of the fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent. Pricing does not occur on non-business days.

The fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare dividends on shares of the fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from three different distribution options as indicated on the Application:

     - Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

     - Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

     - Cash Option--A wire will be sent for each dividend and capital gain distribution. Distributions will be sent to a pre-designated bank by the payable date.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire.

If Cash Option has been selected and the account is closed anytime during the month, the dividends will automatically be wired the following business day after the redemption to the bank where the redemption wire was sent. If an account is closed during the month and dividends were to be reinvested, the proceeds will automatically be sent by check to the address of record.

TAXES

As with any investment, you should consider the tax consequences of investing in the funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the funds. You should consult your own tax advisor if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS. Dividends and distributions of the fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a fund. Distributions may be taxable at different rates depending on the length of time a fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31 of each year. Your Financial Intermediary will provide this information to you. Account tax information will also be sent to the IRS.

Income dividends or capital gains distributions made by a fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59-1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Intermediary.

TAXATION OF THE FUND. The fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). As a RIC, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gins in excess of short-term capital losses) to shareholders. The board intends to distribute each year substantially all of the fund's net investment income and net capital gain. It is important that the fund meets these requirements so that any earnings on your investment will not be taxed twice.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request by calling the Distributor at 1-800-647-7327.

The returns and all other information shown below are for the Institutional Class of the fund that is not offered in this prospectus. The annual returns for the Class T Shares offered in this prospectus would be lower due to higher distribution and service (12b-1) fees of the Class T Shares.

                                                                          FISCAL YEARS ENDED AUGUST 31,

                                                  2003(1)        2002          2001          2000          1999          1998
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS:
  Net investment income                              .0070         .0209         .0535         .0580         .0496         .0544
                                                ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS:

  Dividends from net investment income              (.0070)       (.0209)       (.0535)       (.0580)       (.0496)       (.0544)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (%)(2)                                    .72          2.11          5.48          6.00          5.08          5.63
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ($000 omitted)       8,533,474     6,156,731     4,033,364     3,962,314     2,415,231     2,125,020
  Ratios to average net assets (%)(3):
     Operating expenses, net(4)                        .20           .20           .20           .20           .20           .20
     Operating expenses, gross(4)                      .27           .27           .25           .25           .26           .28
     Net investment income                            1.41          2.02          5.26          5.93          4.96          5.48

----------
(1) For the six months ended February 28, 2003 (Unaudited).
(2) Periods less than one year are not annualized.
(3) The ratios for periods less than one year are not annualized.
(4) See Note 3 of the Semi Annual Report for current period amounts.

                   ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

CLASS T SHAREHOLDERS: For shareholder inquiries regarding your Class T Shares or to request additional information on the Class T Shares offered in this prospectus, including the fund's Statement of Additional Information, annual or semi-annual report, please contact your Financial Intermediary.

Statements of Additional Information (SAI) include additional information about the fund. The fund's SAI is incorporated into this prospectus by reference and is available, without charge, upon request. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. To request an SAI, annual or semi-annual report, or other information about a fund, please contact:

                        State Street Global Markets, LLC
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900

                                 1-800-997-7327

The prospectuses, SAIs and annual and semi-annual reports are also available on the SSgA Funds' website at www.ssgafunds.com.

You can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the SSgA Funds are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSgA Funds' Investment Company Act File No. 811-5430

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       SSgA US TREASURY MONEY MARKET FUND

                                 CLASS T SHARES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The US Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the US Government and repurchase agreements backed by such securities.

Class T Shares of the US Treasury Money Market Fund may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the fund to offer shares (the Financial Intermediary). This prospectus should be read together with any materials provided by the Financial Intermediary.

                       PROSPECTUS DATED AUGUST 25, 2003

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS                                                    3

  INVESTMENT OBJECTIVE                                                                       3
  PRINCIPAL INVESTMENT STRATEGIES                                                            3
  PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   3
  RISK AND RETURN                                                                            5

FEES AND EXPENSES OF THE FUND                                                                7

MANAGEMENT OF THE FUND                                                                       9

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS          9

SHAREHOLDER INFORMATION                                                                     10

  PURCHASE AND REDEMPTION OF SHARES                                                         10
  DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS                              12
  PRICING OF FUND SHARES                                                                    12
  DIVIDENDS AND DISTRIBUTIONS                                                               12
  TAXES                                                                                     13

FINANCIAL HIGHLIGHTS                                                                        14

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS                                                 15

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The US Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the US Government and repurchase agreements backed by such securities.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed only with the approval of a majority of the fund's shareholders as defined in the 1940 Act. SSgA Funds Management, Inc. (the Advisor), serves as the fund's investment advisor.

PRINCIPAL INVESTMENT STRATEGIES

The fund's investment policy is to invest its assets primarily in US Treasury bills, notes and bonds (which are direct obligations of the US Government) and repurchase agreements backed by such securities. The fund will invest no more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. Under normal market conditions, the US Treasury Money Market Fund will be 100% invested in such securities, but in no event less than 80%. Shareholders will be notified 60 days prior to changing the 80% investment policy.

Fund managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply and demand imbalances in the market. Because the fund intends to meet its investment objective by investing only in US Treasury bills, notes and bonds, its return may be less than a fund which can invest without limitation in all types of securities.




PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is an alphabetized description of the principal risks associated with an investment in the fund. For additional information concerning the instruments and investment techniques identified in these descriptions, see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."

GOVERNMENT SECURITIES RISK. Unlike securities issued by the US Treasury, securities issued by US government agencies and instrumentalities are subject to the risk that the US government will not provide financial support to such agencies or instrumentalities if it is not obligated to do so by law. Investments in US government securities may return less than investments in non-government fixed income securities.

INTEREST RATE RISK. During periods of rising interest rates, a fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a fund's yield (and the value of its securities) will tend to be higher than prevailing market rates. The longer the duration of the security, the more sensitive the security is to this risk. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes than securities with shorter maturities. Short-term securities tend to react to changes in short-term interest rates. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one year duration, but would reduce its value by approximately fifteen dollars if it had a 15 year duration.

MARKET RISK. The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

MONEY MARKET RISK. The risk that a fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK AND RETURN

The following bar chart illustrates the risks of investing in the fund by showing changes in the fund's performance from year to year over the life of the fund. A fund's past performance is not necessarily an indication of how the fund will perform in the future.

The returns and all other information shown below are for the original SSgA Fund class (referred to in this prospectus as the "Institutional Class") that is not offered in this prospectus. The annual returns for the Class T Shares offered in this prospectus would be lower due to higher distribution and service (12b-1) fees of the Class T Shares.

1995       6.04%
1996       5.44%
1997       5.60%
1998       5.52%
1999       5.13%
2000       6.40%
2001       4.14%
2002       1.55%

Best Quarter - June 30, 1995: 1.51%

Worst Quarter - December 31, 2002: 0.33%

Year-to-Date - June 30, 2003: 0.52%

The following table further illustrates the risks of investing in the fund by showing how the fund's average annual returns for 1 and 5 years and since the fund's inception compare to the returns of a broad-based securities market comparison (returns shown reflect no deductions for fees, taxes or expenses). The average annual total returns for the Class T Shares offered in this prospectus would differ only to the extent that the Institutional Class and Class T Shares of the SSgA Funds do not have the same expenses.

                 Average Annual Total Returns

            For the Periods Ended December 31, 2002:

                               1 YEAR   5 YEARS*    INCEPTION*
US Treasury Money Market Fund    1.55%     4.32%         4.65%
Salomon Smith Barney 3-month     1.70%     4.30%         4.65%
Treasury bill

* The fund began operating on December 1, 1993. The returns would have been lower without the contractual expense reimbursement.

                    7-Day Yields

       For the Period Ended December 31, 2002:

                                 CURRENT   EFFECTIVE
US Treasury Money Market Fund       1.10%       1.27%

Current yield information for the fund is available toll free by calling 1-800-647-7327 or by visiting our website at www.ssgafunds.com.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

   Maximum Sales Charge (Load) Imposed on Purchases          None
   Maximum Deferred Sales Charge (Load)                      None
   Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends or Other Distributions                        None
   Redemption Fee                                            None
   Exchange Fee                                              None
   Maximum Account Fee                                       None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fee(1)                                          .25%
   Distribution and Service (12b-1) Fees                      .55
   Other Expenses                                             .06
                                                             ----
   Gross Expenses                                             .86
                                                             ----
   Less Contractual Management Fee Waiver and
   Reimbursement                                             (.15)
                                                             ----
   Total Annual Fund Operating Expenses After Fee
   Waivers and Reimbursements                                 .71%
                                                             ====


----------
(1) The Advisor has contractually agreed to waive .15% of its .25% management fee until December 31, 2010. Also, the Advisor has contractually agreed to reimburse the fund for all expenses to the extent that total expenses exceed ..80% of average daily net assets on an annual basis until December 31, 2004. The annual management fee after waiver and reimbursement is .10%.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     1 YEAR        3 YEARS        5 YEARS       10 YEARS
     $ 72          $ 226          $ 394         $ 925
     ====          =====          =====         =====

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR. SSgA Funds Management, Inc. (the Advisor), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment advisor for the SSgA Funds and directs the Funds' investments in accordance with each fund's investment objective, policies and restrictions.


The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of July 31, 2003, the Advisor had over $75 billion in assets under management. The Advisor, State Street Bank and Trust Company (State Street) and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. With over $910 billion under management as of July 31, 2003, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.


For these services, the fund pays the Advisor an annual management fee, calculated daily and paid monthly, of 0.10%, after fee waiver and reimbursement, of the average daily net asset value of the fund.


                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the fund's current practices. Risk information related to the investment instrument or strategy described below is contained in the Principal Risks section. Additional risk information applicable to the instrument or strategy is also described below. Please read the Principal Risks section carefully. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

GOVERNMENT SECURITIES. US government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

PORTFOLIO MATURITY. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. A fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Advisor finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect a fund's price or yield.

REPURCHASE AGREEMENTS. A fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.

VARIABLE AND FLOATING RATE SECURITIES. The fund may purchase variable and floating rate securities which are instruments issued or guaranteed by entities such as the: (1) US government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Securities purchased by the fund may include variable and floating rate instruments, which may have a stated maturity in excess of the fund's maturity limitations but which will, except for certain US government obligations, permit the fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the fund are subject to the fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Advisor will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Investment Company invests, and their ability to repay principal and interest.

Variable and floating rate securities are subject to interest rate risk and credit/default risk.

CASH SWEEP PROGRAM. Pursuant to the terms and conditions of an SEC exemptive order and IRS private letter ruling, the SSgA Funds may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances of Participating Funds are used to purchase shares of Central Funds. Central Funds are the Money Market and US Government Money Market Funds. Participating Funds are portfolios of the SSgA Funds other than the Central Funds. The Cash Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings. Shares of a Central Fund sold to and redeemed from a Participating Fund will not be subject to a sales load, redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. The uninvested cash invested in a Central Fund may not exceed 25% of any Participating Fund's total assets. For purposes of this limitation, each Participating Fund will be treated as a separate investment company.

                             SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor). Class T Shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a bank, broker, recordkeeper or advisor, and will be referred to in this prospectus as a "Financial Intermediary." Only certain Financial Intermediaries are authorized to receive purchase orders on the fund's behalf. The fund reserves the right to reject any purchase order.

     - If you have questions about SSgA Funds or the Class T Shares, including questions about the investment objectives, strategies or risks, please call the SSgA Funds toll-free at 1-800-647-7327. You may also access information about the SSgA Funds online at www.ssgafunds.com.

     - If you have questions about your account or plan options, please contact your Financial Intermediary.

TRANSACTIONS. Purchases, exchanges or redemptions of the fund's shares are processed on any business day at the net asset value next determined after they have been received by State Street Bank and Trust Company, the fund's Transfer Agent, in good order (described below). A business day is one on which the New York Stock Exchange is open for regular trading. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in US dollars. Good order means that your request includes complete information on your contribution, exchange or redemption and that the Transfer Agent has received the appropriate assets. In all cases, your transaction will be based on the fund's next determined net asset value (NAV) after the Transfer Agent has received the order from the Financial Intermediary. As long as this request is received prior to the close of the regular trading session of the New York Stock Exchange, ordinarily 4 p.m. Eastern time, you will receive that day's NAV. If a request is received on a non-business day or after the close of the New York Stock Exchange, the order will be effective on the next business day.

Financial Intermediaries may charge investors fees for certain services. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

The Financial Intermediary is required by law to obtain certain personal information from you that it will use to verify your identity. If you do not provide the information, the Financial Intermediary may not be able to open your account. If the Financial Intermediary is unable to verify your identity, it may reserve the right to close your account or take such other reasonable steps. The SSgA Funds and the Financial Intermediaries reserve the right to reject any purchase order.

INVESTMENT OPTIONS AND ALLOCATIONS. Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your Financial Intermediary for more details.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS; BENEFICIAL OWNERSHIP. Each Financial Intermediary may set a minimum initial investment for its customers and may redeem all shares in an investor's account if the value of the account falls below a predetermined amount. Please refer to materials provided by your Financial Intermediary for more information. Beneficial ownership of shares will be recorded by the Financial Intermediary and reflected in account statements provided to their customers.

AUTOMATIC SWEEP. Your Financial Intermediary may offer an automatic sweep for the fund shares in the operation of brokerage cash accounts for its customers. Contact your Financial Intermediary to determine the availability and the parameters of an automatic cash sweep.

EXCHANGES. The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your Financial Intermediary. The fund is not intended for excessive trading or market timing. Excessive trading disrupts portfolio management and drives fund expenses higher. Although the SSgA Funds make every effort to maintain the exchange privilege, the fund reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Of course, your right to redeem shares would be unaffected by these restrictions. An exchange is a taxable transaction (except for qualified plan accounts).

Before making an exchange to or from another fund available in your plan or through your Financial Intermediary, consider the following:

     - Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

     -    Be sure to read that fund's prospectus.

     -    You must meet the minimum investment amount, if any, of each fund.

     - The SSgA Funds can accept exchanges only as permitted by your plan. Contact your Financial Intermediary for details on the exchange policies that apply to your plan.

REDEMPTIONS. Redemptions, like purchases, may be effected only through Financial Intermediaries. Please contact your Financial Intermediary or refer to the appropriate plan documents for details.

Shares of the funds may be redeemed on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran's Day. On these holidays, redemption proceeds ordinarily will be sent the next business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the fund or its agent. Redemptions proceeds, less any applicable redemption fees, will normally be wired to the Financial Intermediary following receipt of the redemption order, but in no event later than seven days after receipt of such order. Contact your Financial Intermediary regarding receipt of redemption proceeds with respect to your account.

EMERGENCY CONDITIONS. The SSgA Funds reserve the right to suspend the right of redemption, or postpone the date of payment for more than seven days, if emergency conditions should exist, as specified in the 1940 Act or as determined by the Securities and Exchange Commission.

DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The SSgA Funds have adopted a distribution plan with respect to the Class T Shares pursuant to Rule 12b-1 (the Plan) under the 1940 Act. The Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other Financial Intermediaries. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a Financial Intermediary are not permitted by the Plan to exceed 0.55% of a fund's average net asset value per year. The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to Financial Intermediaries providing shareholder services to the fund are not permitted by the Plan to exceed .50% of the fund's average net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The fund also offers the Institutional Class of shares through the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Institutional Class has a separate Rule 12b-1 Plan and is not subject to the fees and expenses of the Plan described above.


Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Class T Shares are offered without imposition of a front end sales load or contingent deferred sales load. Class T Shares are subject to distribution and/or shareholder servicing fees and expenses payable under the Plan. Class T Shares are offered for sale only to investors meeting the eligibility requirements disclosed in this prospectus and are offered only through Financial Intermediaries.


PRICING OF FUND SHARES

The fund determines the price per share once each business day at 3 p.m. Eastern time.

A business day is one on which the New York Stock Exchange is open. The price per share of the fund is computed by adding the value of all securities and other assets of the fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent. Pricing does not occur on non-business days.

The fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare dividends on shares of the fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from three different distribution options as indicated on the Application:

     - Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

     - Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

     - Cash Option--A wire will be sent for each dividend and capital gain distribution. Distributions will be sent to a pre-designated bank by the payable date.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire.

If Cash Option has been selected and the account is closed anytime during the month, the dividends will automatically be wired the following business day after the redemption to the bank where the redemption wire was sent. If an account is closed during the month and dividends were to be reinvested, the proceeds will automatically be sent by check to the address of record.

TAXES

As with any investment, you should consider the tax consequences of investing in the funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the funds. You should consult your own tax advisor if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS. Dividends and distributions of the fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a fund. Distributions may be taxable at different rates depending on the length of time a fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31 of each year. Your Financial Intermediary will provide this information to you. Account tax information will also be sent to the IRS.

Income dividends or capital gains distributions made by a fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59-1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Intermediary.

TAXATION OF THE FUND. The fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). As a RIC, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gins in excess of short-term capital losses) to shareholders. The board intends to distribute each year substantially all of the fund's net investment income and net capital gain. It is important that the fund meets these requirements so that any earnings on your investment will not be taxed twice.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request by calling the Distributor at 1-800-647-7327.

The returns and all other information shown below are for the Institutional Class of the fund that is not offered in this prospectus. The annual returns for the Class T Shares offered in this prospectus would be lower due to higher distribution and service (12b-1) fees of the Class T Shares.

                                                                          FISCAL YEARS ENDED AUGUST 31,

                                                  2003(1)        2002          2001          2000          1999          1998
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS:
  Net investment income                              .0065         .0181         .0508         .0551         .0473         .0540
DISTRIBUTIONS:

  Dividends from net investment income              (.0065)       (.0181)       (.0508)       (.0551)       (.0473)       (.0540)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (%)(2)                                    .65          1.83          5.20          5.65          4.84          5.53
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period ($000 omitted)         733,889     1,265,470     1,845,064     1,093,913     1,115,614     1,000,367
  Ratios to average net assets (%)(3):
     Operating expenses, net(4)                        .20           .20           .20           .20           .20           .20
     Operating expenses, gross(4)                      .35           .36           .37           .38           .39           .39
     Net investment income                            1.31          1.85          5.09          5.51          4.73          5.40

----------
(1) For the six months ended February 28, 2003 (Unaudited).
(2) Periods less than one year are not annualized.
(3) The ratios for periods less than one year are annualized.
(4) See Note 3 of the Semi Annual Report for current period amounts.

                   ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

CLASS T SHAREHOLDERS: For shareholder inquiries regarding your Class T Shares or to request additional information on the Class T Shares offered in this prospectus, including the fund's Statement of Additional Information, annual or semi-annual report, please contact your Financial Intermediary.

Statements of Additional Information (SAI) include additional information about the fund. The fund's SAI is incorporated into this prospectus by reference and is available, without charge, upon request. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. To request an SAI, annual or semi-annual report, or other information about a fund, please contact:

                        State Street Global Markets, LLC
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900

                                 1-800-997-7327

The prospectuses, SAIs and annual and semi-annual reports are also available on the SSgA Funds' website at www.ssgafunds.com.

You can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the SSgA Funds are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


SSgA Funds' Investment Company Act File No. 811-5430

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                             PRIME MONEY MARKET FUND

                                 CLASS T SHARES

                              August 25, 2003

This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated August 25, 2003. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY                                                                                           3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                                                       3

  INVESTMENT STRATEGIES                                                                                3
  INVESTMENT RESTRICTIONS                                                                              7

MANAGEMENT OF THE FUND                                                                                 8

  BOARD OF TRUSTEES AND OFFICERS                                                                       8
  COMPENSATION                                                                                        12
  EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002      13
  CONTROLLING AND PRINCIPAL SHAREHOLDERS                                                              14

INVESTMENT ADVISORY AND OTHER SERVICES                                                                14

  ADVISOR                                                                                             14
  ADMINISTRATOR                                                                                       16
  CUSTODIAN AND TRANSFER AGENT                                                                        17
  DISTRIBUTOR                                                                                         17
  CODE OF ETHICS                                                                                      17
  DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS                                            18
  INDEPENDENT ACCOUNTANTS                                                                             19
  LEGAL COUNSEL                                                                                       20

BROKERAGE PRACTICES AND COMMISSIONS                                                                   20

PRICING OF FUND SHARES                                                                                21

TAXES                                                                                                 22

CALCULATION OF PERFORMANCE DATA                                                                       22

ADDITIONAL INFORMATION                                                                                23

  SHAREHOLDER MEETINGS                                                                                23
  CAPITALIZATION AND VOTING                                                                           23
  FEDERAL LAW AFFECTING STATE STREET                                                                  24
  PROXY VOTING POLICY                                                                                 24
  MASSACHUSETTS BUSINESS TRUST                                                                        24

FINANCIAL STATEMENTS                                                                                  25

APPENDIX: DESCRIPTION OF SECURITIES RATINGS                                                           26

  RATINGS OF DEBT INSTRUMENTS                                                                         26
  RATINGS OF COMMERCIAL PAPER                                                                         26

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES

To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

MONEY MARKET INSTRUMENTS. A money market fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing its fund shares at "amortized cost." A money market fund will maintain a dollar-weighted average maturity of 90 days or less. A fund will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a fund's interest in a security is subject to market action. A money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the fund's securities. The procedures also address such matters as diversification and credit quality of the securities the fund purchases and were designed to ensure compliance by the fund with the requirements of Rule 2a-7 of the Investment Company Act of 1940 (1940 Act).

US GOVERNMENT OBLIGATIONS. The types of US Government obligations in which each fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. Each fund may purchase US Government obligations on a forward commitment basis. The funds may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

VARIABLE AND FLOATING RATE SECURITIES. The funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The funds may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed rate fixed income obligations. Thus,

----------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed rate fixed income securities.

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time. The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian or another board-approved custodian bank until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the fund's total assets by issuer.

MORTGAGE-RELATED SECURITIES. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

     2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

     3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

ILLIQUID SECURITIES. The fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests, floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

WHEN-ISSUED TRANSACTIONS. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the fund. The fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the fund's net asset value.

When payment for when-issued securities is due, the fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

FORWARD COMMITMENTS. The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

REVERSE REPURCHASE AGREEMENTS. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

STRIPPED (ZERO COUPON) SECURITIES. The fund may invest in stripped securities, which are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal securities issued by the US Treasury are recorded in the Federal Reserve book-entry record-keeping system. Because stripped securities do not pay current income, their prices can be very volatile when interest rates change. The fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS. The fund may seek to achieve its investment objective by investing in the shares of other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies. Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees that may be borne by the fund and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

SECURITIES LENDING. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

MONEY MARKET INSURANCE. The fund participates in a financial guaranty insurance policy agreement with a monoline stock insurance company solely with other money market funds advised by the Advisor. The policy provides insurance coverage for specified types of losses on certain money market instruments held by a participating fund, including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. A participating fund is charged an annual premium for the insurance coverage and may be subject to a special assessment if covered losses exceed certain levels. A participating fund is subject to limits on the amount it may recover and may incur losses regardless of the insurance.

INVESTMENT RESTRICTIONS

The fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made and may not be changed without a vote of a majority of the funds shareholders. The fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of US banks and US branches of foreign banks are not considered a single industry for purposes of this restriction.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the fund's assets taken at market value, less liabilities other than borrowings. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, the fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the fund's holdings in the securities of such issuer exceeds 5% of the value of the fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." A fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the fund's total assets.

     6. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     7. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

     8. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     9. Purchase or sell real estate or real estate mortgage loans; provided, however, that the fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     10. Purchase interests in oil, gas or other mineral exploration or development programs.

     11.  Purchase or sell commodities or commodity futures contracts.

     12. Engage in the business of underwriting securities issued by others, except that the fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     13. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     14. Make investments for the purpose of gaining control of an issuer's management.

     15. Purchase the securities of any issuer if the Investment Company's officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

     16. Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the funds' total assets would be invested in such securities, except that the funds may invest in securities of a particular issuer to the extent their respective underlying indices invest in that issuer.

     17. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees as a group beneficially own less than 1% of the outstanding voting securities the Trust. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

COMMITTEES OF THE BOARD OF TRUSTEES. There are three standing committees of the Board of Trustees:

- Audit Committee, which consists of Messrs. Marshall, Mastrovich, Riley, Shirk, Taber, and Todd, met two times during the last fiscal year. The purpose of the Audit Committee is to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors' specific representations as to their independence; meet with the Funds' independent auditors, including private meetings, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) to consider the auditors' comments with respect to the Funds' financial policies, procedures and internal accounting controls and management's responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders; consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review the fees charged by the auditors for audit and non-audit services; investigate improprieties or suspected improprieties in fund operations; report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and perform such other functions consistent with this Charter, the Trust's By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate.

- The Governance Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, met two times during the last fiscal year. The purpose of the Governance Committee is the review of information and determination with respect to matters of Trustee compensation, Trustee performance evaluation and independence of outside counsel to the Trustees. The Governance Committee will not consider nominees recommended by securities holders.

- The Valuation Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, meets as necessary as determined by the SSgA Funds' Valuation Procedures. The Investment Company did not convene any special meetings of the Valuation Committee during the last fiscal year. The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc. The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting and the Investment Company convenes special meetings of the Valuation Committee as set forth in the Investment Company's Securities Valuation Procedures.

The following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and other directorships held during the past five years.

INTERESTED TRUSTEES

                                                                                                                NUMBER OF
                           POSITION(S) WITH SSgA                                                                PORTFOLIOS IN FUND
                           FUNDS;                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;               COMPLEX OVERSEEN
NAME, ADDRESS AND AGE      LENGTH OF TIME SERVED     OTHER DIRECTORSHIPS HELD                                   BY TRUSTEE
-------------------------  ------------------------  ---------------------------------------------------------  ------------------
Lynn L. Anderson           -    Trustee since 1988   -    Vice Chairman, Frank Russell Company                  -    27
909 A Street               -    Interested Person         (institutional financial consultant);
Tacoma, WA 98402                of the SSgA Funds    -    Chairman of the Board, Frank Russell Investment
Age 63                          (as defined in            Management Company (investment management); and
                                the 1940 Act) due         Frank Russell Investment Company and Russell
                                to his employment         Investment Funds (registered investment companies);
                                by the parent        -    Chairman of the Board and Chief Executive Officer,
                                company of the            Russell Fund Distributors, Inc. (mutual fund
                                Administrator             broker-dealer and underwriter) and Frank Russell
                           -    Chairman of the           Trust Company; and
                                Board and            -    Director, Russell Insurance Agency, Inc., Frank
                                President                 Russell Investments (Ireland) Limited and Frank
                           -    Member,                   Russell Investments (Cayman) Ltd. (managers of
                                Governance                investment companies); and Frank Russell
                                Committee                 Investment Company plc; Frank Russell Investment
                           -    Member, Valuation         Company II plc, Frank Russell Investment Company
                                Committee                 III plc, Frank Russell Institutional Funds plc;
                                                          (investment companies).

Timothy B. Harbert         -    Trustee since 2003   -    2001 to Present, Chairman and Chief Executive         -    27
State Street Financial     -    Interested person         Officer, State Street Global Advisors (investment
Center                          of the SSgA Funds         management);
One Lincoln Street              (as defined in the   -    1992 to 2001, President and Chief Operating Officer,

Boston, MA  02111-2900          1940 Act) due             State Street Global Advisors  (investment
Age 52                          to his employment         management);
                                by an affiliate      -    1996 to Present - Executive Vice President, State
                                of the Advisor            Street Bank & Trust Company (trust company);
                           -    Member,              -    Director, SSgA Funds Management, Inc. (investment
                                Governance                advisor); Citistreet, LLC (plan recordkeeper);
                                Committee                 State Street Banque, S.A.  (French bank); State
                           -    Member, Valuation         Street Global Advisors, Ltd., London (investment
                                Committee                 management); State Street Global Advisors, GmbH,
                                                          Munich  (investment management); State Street
                                                          Global Advisors, Canada, Ltd. (investment
                                                          management); State Street Global Advisors,
                                                          Australia, Ltd. (investment management); State
                                                          Street Global Advisors, Japan, Ltd. (investment
                                                          management); State Street Global Markets, LLC
                                                          (broker-dealer); Bentley College;
                                                     -    Chairman of the Board, streetTRACKS Series Trust
                                                          (registered investment company); SSgA Funds
                                                          Management, Inc.  (investment advisor);
                                                          State Street Global Advisors, Inc. (Delaware)
                                                          (holding company); Bel Air Investment Advisors,
                                                          LLC (investment management); and
                                                          President and Director, State Street Global
                                                          Advisors, Cayman (investment manager).

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
                           POSITION(S) WITH SSgA                                                                PORTFOLIOS IN FUND
                           FUNDS;                                                                               COMPLEX OVERSEEN
                           LENGTH OF TIME            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;               OVERSEEN BY
NAME, ADDRESS AND AGE      SERVED                    OTHER DIRECTORSHIPS HELD                                   TRUSTEE
-------------------------  ------------------------  ---------------------------------------------------------  ------------------
William L. Marshall        -    Trustee since 1988   -    Chief Executive Officer and President, Wm. L.         -    27
33 West Court Street       -    Chairman, Audit           Marshall Associates, Inc., Wm. L. Marshall
Doylestown, PA 18901            Committee                 Companies, Inc. and the Marshall Financial Group,
Age 60                     -    Member,                   Inc. (a registered investment advisor and provider
                                Governance                of financial and related consulting services);
                                Committee            -    Certified Financial Planner and Member, Financial
                           -    Member, Valuation         Planners Association; and
                                Committee            -    Registered Representative and Principal for
                                                          Securities with Cambridge Investment Research,
                                                          Inc., Fairfield, Iowa.

Steven J. Mastrovich       -    Trustee since 1988   -    September 2000 to Present, Global Head of             -    27
623 Clapboardtree          -    Member, Audit             Structured Real Estate, J.P. Morgan Investment
Street                          Committee                 Management (private real estate investment for
Westwood, MA  02090        -    Member,                   clients primarily outside of the US to locate
Age 46                          Governance                private real estate investments in the US);
                                Committee            -    January 2000 to September 2000, Managing Director,
                           -    Member, Valuation         HSBC Securities (USA) Inc. (banking and financial

                                Committee                 services);
                                                     -    From 1998 to 2000, President, Key Global Capital,
                                                          Inc. (provider of equity and mezzanine capital to
                                                          real estate industry);
                                                     -    From 1997 to 1998, Partner, Squire, Sanders &
                                                          Dempsey (law firm); and
                                                     -    From 1994 to 1997, Partner, Brown, Rudnick, Freed
                                                          & Gesmer (law firm).

Patrick J. Riley           -    Trustee since 1988   -    2003 to Present, Associate Justice, Commonwealth      -    27
One Corporate Place        -    Member, Audit             of Massachusetts Superior Court;
55 Ferncroft Road               Committee            -    1985 to 2002, Partner, Riley, Burke & Donahue,
Danvers, MA  01923         -    Member,                   L.L.P. (law firm); and
Age 54                          Governance           -    Director, SSgA Cash Management Fund plc; and State
                                Committee                 Street Global Advisors Ireland, Ltd. (investment
                           -    Member, Valuation         companies).
                                Committee

Richard D. Shirk           -    Trustee since 1988   -    March 2001 to April 2002, Chairman, Cerulean          -    27
1180 Brookgate Way, NE     -    Member, Audit             Companies, Inc. (holding company) (Retired);
Atlanta, GA 30319-2877          Committee            -    1996 to March 2001, President and Chief Executive
Age 57                     -    Member,                   Officer, Cerulean Companies, Inc. (holding
                                Governance                company);
                                Committee            -    1992 to March 2001, President and Chief Executive
                           -    Member, Valuation         Officer, Blue Cross/Blue Shield of Georgia (trade
                                Committee                 association for independent Blue Cross and Blue
                                                          Shield health care plans);
                                                     -    1993 to November 2001, Chairman and Board Member,
                                                          Georgia Caring for Children Foundation (private
                                                          foundation);
                                                     -    November 1998 to Present, Board Member, Healthcare
                                                          Georgia Foundation (private foundation); and
                                                     -    September 2002 to Present, Board Member,
                                                          Amerigroup Corp. (managed health care)

Bruce D. Taber             -    Trustee since 1991   -    Consultant, Computer Simulation, General Electric     -    27
26 Round Top Road          -    Member, Audit             Industrial Control Systems (diversified technology
Boxford, MA  01921              Committee                 and services company); and
Age 59                     -    Member,              -    Director, SSgA Cash Management Fund plc and State
                                Governance                Street Global Advisors Ireland, Ltd. (investment
                                Committee                 companies).
                           -    Member, Valuation
                                Committee

Henry W. Todd              -    Trustee since 1988   -    Chairman, President and CEO, A.M. Todd Group, Inc.    -    27
150 Domorah Drive          -    Member, Audit             (flavorings manufacturer);
Montgomeryville, PA 18936       Committee            -    President and CEO, Zink & Triest Co., Inc. (dealer
Age 55                     -    Member,                   in vanilla flavoring); and
                                Governance           -    Director, SSgA Cash Management Fund plc and State
                                Committee                 Street Global Advisors Ireland, Ltd. (investment
                           -    Member, Valuation         companies).

                                Committee

PRINCIPAL OFFICERS

                           POSITION(S) WITH SSgA
                           FUNDS;
NAME, ADDRESS AND AGE      LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
-------------------------  ------------------------  ------------------------------------------------------------------------------
Agustin J. Fleites         -    Principal            -    2002 to Present, President, SSgA Funds Management, Inc. (investment
State Street Financial          Executive Officer         advisor);
Center                          and Chief            -    2001 to Present, Senior Principal, State Street Global Advisors;
One Lincoln Street              Executive Officer         Managing Director, Advisor Strategies (investment management);
Boston, MA  02111-2900          since 2003           -    1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds
Age 37                                                    and SSgA Latin America; and
                                                     -    1993 to 1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold          -    Vice President       -    Director - Global Regulatory Policy and Assistant Secretary, Frank
909 A Street                    and Secretary             Russell Company (institutional financial consultant);
Tacoma, WA  98402               since 1994           -    Assistant Secretary and Associate General Counsel, Frank Russell
Age 45                                                    Investment Management Company (investment management), Frank Russell
                                                          Capital Inc. (investment advisor of private equity funds), and Frank
                                                          Russell Investments (Delaware), Inc. (member of general partner of private equity funds);
                                                     -    Assistant Secretary and Associate General Counsel, Russell Fund
                                                          Distributors, Inc. (mutual fund broker-dealer and underwriter);
                                                     -    Director, Secretary and Associate General Counsel, Frank Russell
                                                          Securities, Inc. (institutional brokerage firm); and
                                                     -    Director, Frank Russell Canada Limited/Limitee (institutional financial consultant).

James Ross                 -    Vice President       -    2001 to Present, Principal, SSgA Funds Management, Inc. (investment
State Street Financial          since 2002                advisor);
Center                                               -    2000 to Present, Principal, State Street Global Advisors (investment
One Lincoln Street                                        management);
Boston, MA  02111-2900                               -    1992 to 2000, Vice President, State Street Corporation (diversified
Age 37                                                    financial services);
                                                     -    2000 to Present, Vice President, streetTRACKS Series Trust (registered investment company).

Mark E. Swanson            -    Treasurer and        -    Director - Investment Operations, Frank Russell Investment Management
909 A Street                    Principal                 Company (investment management) and Frank Russell Trust Company (trust
Tacoma, WA  98402               Accounting                company); and
Age 39                          Officer since 2000   -    Treasurer and Chief Accounting Officer, Frank Russell Investment
                                                          Company and Russell Investment Funds (registered investment companies).

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid $92,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers are compensated by either the Administrator or its affiliates or the Advisor and its affiliates.

The aggregate compensation information shown below is for the original SSgA Prime Money Market Fund class (referred to as the "Institutional Class") for the fiscal year ending August 31, 2002:

                                                                     TOTAL COMPENSATION FROM FUND
                                      AGGREGATE COMPENSATION FROM      AND FUND COMPLEX PAID TO
              NAME/POSITION                      FUND                         TRUSTEES
     ------------------------------   ---------------------------    ----------------------------
     Lynn L. Anderson, Chairman
     of the Board and President                         None                            None

     William L. Marshall, Trustee                  $  17,219                      $  102,475

     Steven J. Mastrovich, Trustee                 $  16,514                      $   98,280

     Patrick J. Riley, Trustee                     $  17,029                      $  101,343

     Richard D. Shirk, Trustee                     $  16,822                      $  100,110

     Bruce D. Taber, Trustee                       $  16,862                      $  100,348

     Henry W. Todd, Trustee                        $  16,542                      $   98,444

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN BY
                                                DOLLAR RANGE OF EQUITY                      TRUSTEES IN FAMILY OF
TRUSTEE                                         SECURITIES IN EACH FUND                      INVESTMENT COMPANIES
------------------------------  ------------------------------------------------------  -----------------------------
Lynn L. Anderson, Trustee       Disciplined Equity Fund             $10,001-$50,000            $10,001-$50,000

                                Small Cap Fund                      $10,001-$50,000

William L. Marshall, Trustee    Core Opportunities Fund             $10,001-$50,000            $50,001-$100,00

                                Disciplined Equity Fund             $10,001-$50,000

                                Aggressive Equity Fund              $1-$10,000

                                Emerging Markets Fund               $10,001-$50,000

Steven J. Mastrovich, Trustee   S&P 500 Index Fund                  $10,001-$50,000            $10,001-$50,000

Patrick J. Riley, Trustee       Special Equity Fund                 $10,001-$50,000           Over $100,000

                                Aggressive Equity Fund              $10,001-$50,000

                                International Stock Selection       $10,001-$50,000
                                Fund

                                Emerging Markets Fund               $10,001-$50,000

                                Core Opportunities Fund             $50,001-$100,000

                                Small Cap Fund                       Over $100,000

                                Disciplined Equity Fund              Over $100,000

Richard D. Shirk, Trustee       US Government Money Market Fund     $10,001-$50,000           Over $100,000

                                Emerging Markets Fund               $10,001-$50,000

                                Core Opportunities Fund             $10,001-$50,000

                                Small Cap Fund                      $10,001-$50,000

                                Tax Free Money Market Fund          $10,001-$50,000

                                High Yield Bond Fund                 Over $100,000

                                Special Equity Fund                 $1-$10,000

Bruce D. Taber, Trustee         Bond Market Fund                    $10,001-$50,000         $50,001-$100,000

                                Disciplined Equity Fund             $10,001-$50,000

Henry W. Todd, Trustee          Special Equity                      $10,001-$50,000          $10,001-$50,000

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street Bank and Trust Company ("State Street") may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of July 31, 2003, State Street held of record less than 25% of the issued and outstanding shares of any class of shares of the fund in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

The Trustees and officers of Investment Company, as a group, own less than 1% of any class of shares of the fund's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Class T Shares of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.

As of July 31, 2003, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Institutional Class of the fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


- GFAS Control Account MT01-State Street Bank, PO Box 1992, Quincy, MA 02171--84.62%

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the Advisor) serves as the SSgA Funds' investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the Advisory Agreement). The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds' Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds' Distributor, are affiliated persons of the Advisor. The address of the Advisor is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Advisory Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

The management fee of the Class T Shares is the same as the management fee of the Institutional Class. Therefore, the management fee is allocated equally among classes and shareholders.

The Institutional Class accrued the following expenses to Advisor for the fiscal years ended August 31 (and for period prior to May 1, 2001, to the Institutional Class's previous advisor):

      2002            2001           2000
      -----------     -----------    -----------
      $ 9,075,961     $ 6,324,759    $ 4,695,494

The Advisor contractually agreed to waive .5% of its .15% advisory fee. The Advisor has contractually agreed to this waiver through December 31, 2010. The Advisor waived $3,025,320 in fiscal 2002, $2,108,253 in fiscal 2001 and $1,137,643 in fiscal 2000. In addition, the Advisor has contractually agreed to reimburse the fund for all expenses in excess of .20% of average daily net assets on an annual basis until December 31, 2003. The Advisor reimbursed $1,189,504 in fiscal 2002, $0 in fiscal 2001 and $535,216 in fiscal 2000.

APPROVAL OF THE ADVISORY AGREEMENT. At a meeting held on April 8, 2003, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel.

After considering the foregoing materials and factors, as well as others, the Board of Trustees concluded that approval of the Advisory Agreement would be in the interests of the funds and their shareholders because: (a) over a period of years the performance of each fund compares favorably, or very favorably, to that of similar mutual funds; and (b) the Advisor's fees and expense ratios for each fund compare very favorably to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company. The Trustees concluded that the profitability of the Advisor and its affiliates with respect to services provided by them to the funds was not excessive.

The Trustees are very satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

ADMINISTRATOR

Frank Russell Investment Management Company (the Administrator) serves as the Investment Company's administrator, pursuant to an Administration Agreement dated April 12, 1988 (the Administration Agreement).

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Paris, Tokyo, Sydney, Singapore, Auckland and Geneva, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items; and (6) prepare monthly fact sheets for each portfolio of the Investment Company. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each fund multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if the fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment

----------
(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The Institutional Class accrued the following expenses to Administrator for the fiscal years ended August 31:

      2002            2001           2000
      -----------     -----------    -----------
      $ 1,873,424     $ 1,318,132    $ 1,010,619

CUSTODIAN AND TRANSFER AGENT

State Street serves as the Custodian and Transfer and Dividend Paying Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following with respect to the all funds other than international funds, feeder funds and the LifeSolutions Funds:

- Portfolio Administration. A fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, $1.5 billion to $20 billion--0.015%; $20 billion to $30 billion--.01%; over $30 billion--.0075% (for purposes of calculating the break point, the assets of individual portfolios are aggregated);

-    Multiple Class Fee--$18,000 per class;

- Portfolio Trading (per transaction). Fed book entry trade--$10; Depository Trust Company trade--$6; physical trade--$25; each NY Fed maturity--$8; all option trading, futures trading, and other trades--$25; incoming Fed wires--$4.70; outgoing Fed wires--$4.55;

- Pricing. Monthly pricing fees of $375 per investment portfolio and from $4 to $16 per security, depending on the type of instrument and the pricing service used;

-    Yield Calculation. $350 per month;

- Earnings Credit. A balance credit is applied against the custody fees (excluding out-of-pocket expenses). The credit is based on 90% of the average 90-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

-    On-line Service Charges, Accounting--$80 per month per fund; and

- Out of Pocket Expenses at Cost. Include but are not limited to: postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Paying Agent services, State Street is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 fund minimum. State Street is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR

State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of State Street Corporation. The Advisor, Custodian and Transfer Agent are also wholly owned subsidiaries of State Street Corporation. The Distributor's mailing address is State Street Financial Center, OneLincoln Street, Boston, MA 02111-2900.

CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and Investment Company have each adopted a code of ethics (the Investment Company code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Investment Company, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the Investment Company. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Investment Company's service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the fund has adopted an active distribution service plan providing payment to the Distributor for various distribution, shareholder and administrative services up to the plan limit

In connection with the Trustees' consideration of whether to adopt the distribution plan, the Distributor, as the fund's principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the fund by enabling the fund to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have. Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992, which was restated to reflect the change of distributor and to update current operations on April 9, 2002, for the original SSgA Funds' class (referred to herein as the Institutional Class). The Board of Trustees adopted a distribution plan for Class T Shares of the fund on July 14, 2003 (the Plan) which is similar in all material respects to the distribution plan for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Plan each fund pays the Distributor a fee not to exceed 0.55% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the Financial Intermediaries providing shareholder and administrative services to a fund are not permitted by the Plan to exceed .50% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

The Plan does not provide for the fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor, to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Financial Intermediaries. Under the Service Agreements, the Financial Intermediaries may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Financial Intermediaries; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Financial Intermediaries may receive from the fund and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.50% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.




The Institutional Class accrued the following expenses to Russell Fund Distributors, Inc. (the distributor prior to March 1, 2002) for the fiscal years ended August 31:

        2002          2001          2000
        ---------     ---------     ---------
        $ 520,954     $ 763,491     $ 526,578

Since March 1, 2002, the Institutional Class fund accrued the following expenses to the Distributor (State Street Global Markets, LLC) for the fiscal year ended August 31:

     2002
     ---------
     $ 619,409

For fiscal 2002, these amounts are reflective of the following individual payments:

     Advertising                         $ 152,860
     Printing                            $  25,545
     Compensation to Dealers             $ 103,830
     Compensation to Sales Personnel     $ 445,552
     Other(1)                            $ 412,576

The Institutional Class accrued expenses in the following amount to State Street, under a Service Agreement pursuant to Rule 12b-1, for the fiscal years ended August 31:

----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

     2002           2001           2000
     -----------    -----------    ---------
     $ 1,512,660    $ 1,054,127    $ 782,582

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the fund by the Advisor. The Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the fund. Ordinarily, securities will be purchased from primary markets, and the Advisor will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of fund securities, including principal transactions. In evaluating the best overall terms available, the Advisor is also authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or the Advisor (or its affiliates). The Advisor selects brokers, including affiliates, for the purchase and sale of fund securities which in the Advisor's best judgment provide prompt and reliable execution of orders at favorable prices and reasonable commission rates. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

The Advisor is authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund.

The trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by the Advisor attributable to a particular fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.

The following information with respect to brokerage pertains to the Institutional Class:

During the fiscal year ended August 31, 2002, the fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the fund. The value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2002, are as follows:

                                        SECURITIES
                                          ($000)
                                       -------------
     Lehman Brothers                    49,058,032
     Goldman Sachs                      44,022,123
     Credit Suisse First Boston         28,295,375
     Bear Stearns                       22,967,248
     Salomon Smith Barney               21,946,613
     Bank of America Securities         19,380,877
     Deutsche Bank Securities           19,234,777
     Warburg Dillon Read                18,998,079
     JP Morgan                          18,136,669
     Merrill Lynch                      16,713,520

The Prime Money Market Fund normally does not pay a stated brokerage commission on transactions.

                             PRICING OF FUND SHARES

Class T Shares are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional investors which in a fiduciary or agency capacity. The fund determines net asset value per share once each business day at 4 p.m. Eastern time.

A business day is one on which the New York Stock Exchange is open. Pricing does not occur on non-business days. Currently, the fund is open every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on certain days, such as Christmas Eve and New Year's Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

It is the fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the fund's shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The Investment Company received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.


                                      TAXES

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

At August 31, 2002, the Institutional Class had a net tax basis capital loss carryover of $59,927, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.


                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(TO THE POWER OF n) = ERV

     where:  P =    a hypothetical initial payment of $1,000
             T =    average annual total return
             n =    number of years
             ERV =  ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(TO THE POWER OF 365/7)]-1

The following are the Institutional Class's current and effective yields for the seven-day period ended August 31, 2002:

     Current Yield              1.71%

     Effective Yield            1.72%

The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the fund.


                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

The Investment Company is authorized to divide shares of any fund into two or more classes of shares. The shares of each fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any fund may have separate voting rights or no voting rights. Each class of shares of a fund is entitled to the same rights and privileges as all other classes of the fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the fund's portfolio securities. The SSgA Funds have three classes of shares. The SSgA Prime Money Market Fund and the SSgA US Treasury Money Market Fund each have Class T Shares. The SSgA Bond Market, Core Opportunities, Small Cap, Aggressive Equity, International Stock Selection and Life Solutions Income and Growth, Life Solutions Balanced and Life Solutions Growth Funds each have Class R Shares.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The Advisor has undertaken to vote proxies with respect to each fund's underlying securities holdings and retains the final authority and responsibility for such voting. The Advisor retains outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance. If areas of concern are discovered, the issues are examined in detail by the Advisor and voted as determined to be in the best interest of the fund.

MASSACHUSETTS BUSINESS TRUST

The fund is a series of a "Massachusetts business trust." A copy of the First Amended and Restated Master Trust Agreement (the Declaration of Trust) for the Investment Company is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Investment Company are designed to make the Investment Company similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Investment Company provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Investment Company and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Investment Company shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Investment Company. However, upon payment of such liability, the shareholder will been entitled to reimbursement from the general assets of the Investment Company. The Trustees of the Investment Company intend to conduct the operations of the Investment Company in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Investment Company.

The Declaration of Trust further provides that the name of the Investment Company refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Investment Company, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Investment Company for any satisfaction of claims arising in connection with the affairs of the Investment Company. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Investment Company.

The Investment Company shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.


                              FINANCIAL STATEMENTS

Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") -- Long Term Debt Ratings.

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH'S, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                          US TREASURY MONEY MARKET FUND


                              August 25, 2003

 This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated August 25, 2003. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY                                                                                        3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                                                    3

  INVESTMENT STRATEGIES                                                                             3
  INVESTMENT RESTRICTIONS                                                                           5

MANAGEMENT OF THE FUND                                                                              5

  BOARD OF TRUSTEES AND OFFICERS                                                                    5
  COMPENSATION                                                                                     10
  EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002   11
  CONTROLLING AND PRINCIPAL SHAREHOLDERS                                                           12

INVESTMENT ADVISORY AND OTHER SERVICES                                                             12

  ADVISOR                                                                                          12
  ADMINISTRATOR                                                                                    13
  CUSTODIAN AND TRANSFER AGENT                                                                     14
  DISTRIBUTOR                                                                                      15
  CODE OF ETHICS                                                                                   15
  DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS                                         15
  INDEPENDENT ACCOUNTANTS                                                                          17
  LEGAL COUNSEL                                                                                    17

BROKERAGE PRACTICES AND COMMISSIONS                                                                17

PRICING OF FUND SHARES                                                                             19

TAXES                                                                                              20

CALCULATION OF PERFORMANCE DATA                                                                    20

ADDITIONAL INFORMATION                                                                             21

  SHAREHOLDER MEETINGS                                                                             21
  CAPITALIZATION AND VOTING                                                                        21
  FEDERAL LAW AFFECTING STATE STREET                                                               22
  PROXY VOTING POLICY                                                                              22
  MASSACHUSETTS BUSINESS TRUST                                                                     22

FINANCIAL STATEMENTS                                                                               23

APPENDIX - DESCRIPTION OF SECURITIES RATINGS                                                       24

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES

To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

MONEY MARKET INSTRUMENTS. A money market fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing its fund shares at "amortized cost." A money market fund will maintain a dollar-weighted average maturity of 90 days or less. A fund will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a fund's interest in a security is subject to market action. A money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the fund's securities. The procedures also address such matters as diversification and credit quality of the securities the fund purchases and were designed to ensure compliance by the fund with the requirements of Rule 2a-7 of the Investment Company Act of 1940 (1940 Act).

US GOVERNMENT OBLIGATIONS. The types of US Government obligations in which the fund may at times invest include a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance. The fund may purchase US Government obligations on a forward commitment basis. The fund may also purchase Treasury Inflation Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protection Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time. The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian or another board-approved custodian bank until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

WHEN-ISSUED TRANSACTIONS. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the fund. The fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in

----------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the fund's net asset value.

When payment for when-issued securities is due, the fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

FORWARD COMMITMENTS. The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

ILLIQUID SECURITIES. The fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests, floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

REVERSE REPURCHASE AGREEMENTS. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS. The fund may seek to achieve its investment objective by investing in the shares of other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies. Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees that may be borne by the fund and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED (ZERO COUPON) SECURITIES. The fund may invest in stripped securities, which are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal securities issued by the US Treasury are recorded in the Federal Reserve book-entry record-keeping system. Because stripped securities do not pay current income, their prices can be very volatile when interest rates change. The fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed.

INVESTMENT RESTRICTIONS

The fund is subject to the following fundamental investment restrictions, which cannot be changed without a vote of a majority of a fund's shareholders. Each investment restriction applies at the time an investment is made. The fund will not:

     1. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the fund's assets taken at market value, less liabilities other than borrowings. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, the fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." A fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the fund's total assets.

     5. Engage in the business of underwriting securities issued by others, except that the fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     6. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     7. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

     8.   Purchase or sell commodities or commodity futures contracts.

     9. Purchase or sell real estate or real estate mortgage loans; provided, however, that the fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     10. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     11. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     12. Make investments for the purpose of gaining control of an issuer's management.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees as a group beneficially own less than 1% of the outstanding voting securities the Trust. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

COMMITTEES OF THE BOARD OF TRUSTEES. There are three standing committees of the Board of Trustees:

- Audit Committee, which consists of Messrs. Marshall, Mastrovich, Riley, Shirk, Taber, and Todd, met two times during the last fiscal year. The purpose of the Audit Committee is to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors' specific representations as to their independence; meet with the Funds' independent auditors, including private meetings, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) to consider the auditors' comments with respect to the Funds' financial policies, procedures and internal accounting controls and management's responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders; consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review the fees charged by the auditors for audit and non-audit services; investigate improprieties or suspected improprieties in fund operations; report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and perform such other functions consistent with this Charter, the Trust's By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate.

- The Governance Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, met two times during the last fiscal year. The purpose of the Governance Committee is the review of information and determination with respect to matters of Trustee compensation, Trustee performance evaluation and independence of outside counsel to the Trustees. The Governance Committee will not consider nominees recommended by securities holders.

- The Valuation Committee, which consists of Messrs. Anderson, Harbert, Marshall, Mastrovich, Riley, Shirk, Taber and Todd, meets as necessary as determined by the SSgA Funds' Valuation Procedures. The Investment Company did not convene any special meetings of the Valuation Committee during the last fiscal year. The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc. The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting and the Investment Company convenes special meetings of the Valuation Committee as set forth in the Investment Company's Securities Valuation Procedures.

The following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and other directorships held during the past five years.

INTERESTED TRUSTEES

                                                                                                                NUMBER OF
                           POSITION(S) WITH SSgA                                                                PORTFOLIOS IN FUND
                           FUNDS;                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;               COMPLEX OVERSEEN
NAME, ADDRESS AND AGE      LENGTH OF TIME SERVED     OTHER DIRECTORSHIPS HELD                                   BY TRUSTEE
-------------------------  ------------------------  ---------------------------------------------------------  --------------------
Lynn L. Anderson           -    Trustee since 1988   -    Vice Chairman, Frank Russell Company                  -    27
909 A Street               -    Interested Person         (institutional financial consultant);
Tacoma, WA  98402               of the SSgA Funds    -    Chairman of the Board, Frank Russell Investment
Age 63                          (as defined in            Management Company (investment management); and
                                the 1940 Act) due         Frank Russell Investment Company and Russell
                                to his employment         Investment Funds (registered investment companies);
                                by the parent        -    Chairman of the Board and Chief Executive Officer,
                                                          Russell Fund Eistribution Inc (mutual

                                company of the            officer, Russell Fund Distributors, Inc. (mutual fund
                                Administrator             broker-dealer and underwriter) and Frank Russell
                           -    Chairman of the           Trust Company; and
                                Board and            -    Director, Russell Insurance Agency, Inc., Frank
                                President                 Russell Investments (Ireland) Limited and Frank
                           -    Member,                   Russell Investments (Cayman) Ltd. (managers of
                                Governance                investment companies); and Frank Russell
                                Committee                 Investment Company plc; Frank Russell Investment
                           -    Member, Valuation         Company II plc, Frank Russell Investment Company
                                Committee                 III plc, Frank Russell Institutional Funds plc;
                                                          (investment companies).

Timothy B. Harbert         -    Trustee since 2003   -    2001 to Present, Chairman and Chief Executive         -    27
State Street Financial     -    Interested person         Officer, State Street Global Advisors (investment
Center                          of the SSgA Funds         management);
One Lincoln Street              (as defined in       -    1992 to 2001, President and Chief Operating
Boston, MA  02111-2900          the 1940 Act) due         Officer, State Street Global Advisors  (investment
Age 52                          to his employment         management);
                                by an affiliate      -    1996 to Present - Executive Vice President, State
                                of the Advisor            Street Bank & Trust Company (trust company);
                           -    Member,              -    Director, SSgA Funds Management, Inc. (investment
                                Governance                advisor); Citistreet, LLC (plan recordkeeper);
                                Committee                 State Street Banque, S.A.  (French bank); State
                           -    Member, Valuation         Street Global Advisors, Ltd., London (investment
                                Committee                 management); State Street Global Advisors, GmbH,
                                                          Munich  (investment management); State Street
                                                          Global Advisors, Canada, Ltd. (investment
                                                          management); State Street Global Advisors,
                                                          Australia, Ltd. (investment management); State
                                                          Street Global Advisors, Japan, Ltd. (investment
                                                          management); State Street Global Markets, LLC
                                                          (broker-dealer); Bentley College;
                                                     -    Chairman of the Board, streetTRACKS Series Trust
                                                          (registered investment company); SSgA Funds
                                                          Management, Inc.  (investment advisor);
                                                          State Street Global Advisors, Inc. (Delaware)
                                                          (holding company); Bel Air Investment Advisors,
                                                          LLC (investment management); and
                                                          President and Director, State Street Global
                                                          Advisors, Cayman (investment manager).


INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
                           POSITION(S) WITH SSgA                                                                PORTFOLIOS IN FUND
                           FUNDS;                                                                               COMPLEX OVERSEEN
                           LENGTH OF TIME            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;               OVERSEEN BY
NAME, ADDRESS AND AGE      SERVED                    OTHER DIRECTORSHIPS HELD                                   TRUSTEE
-------------------------  ------------------------  ---------------------------------------------------------  ------------------
William L. Marshall        -    Trustee since 1988   -    Chief Executive Officer and President, Wm. L.         -    27
33 West Court              -    Chairman, Audit           Marshall Associates, Inc., Wm. L. Marshall

Street                          Committee                 Companies, Inc. and the Marshall Financial Group,
Doylestown,                -    Member,                   Inc. (a registered investment advisor and provider
PA 18901                        Governance                of financial and related consulting services);
Age 60                          Committee            -    Certified Financial Planner and Member, Financial
                           -    Member, Valuation         Planners Association; and
                                Committee            -    Registered Representative and Principal for
                                                          Securities with Cambridge Investment Research,
                                                          Inc., Fairfield, Iowa.

Steven J. Mastrovich       -    Trustee since 1988   -    September 2000 to Present, Global Head of             -    27
623 Clapboardtree Street   -    Member, Audit             Structured Real Estate, J.P. Morgan Investment
Westwood, MA 02090              Committee                 Management (private real estate investment for
Age 46                     -    Member,                   clients primarily outside of the US to locate
                                Governance                private real estate investments in the US);
                                Committee            -    January 2000 to September 2000, Managing Director,
                           -    Member, Valuation         HSBC Securities (USA) Inc. (banking and financial
                                Committee                 services);
                                                     -    From 1998 to 2000, President, Key Global Capital,
                                                          Inc. (provider of equity and mezzanine capital to
                                                          real estate industry);
                                                     -    From 1997 to 1998, Partner, Squire, Sanders &
                                                          Dempsey (law firm); and
                                                     -    From 1994 to 1997, Partner, Brown, Rudnick, Freed
                                                          & Gesmer (law firm).

Patrick J. Riley           -    Trustee since 1988   -    2003 to Present, Associate Justice, Commonwealth      -    27
One Corporate Place        -    Member, Audit             of Massachusetts Superior Court;
55 Ferncroft Road               Committee            -    1985 to 2002, Partner, Riley, Burke & Donahue,
Danvers, MA  01923         -    Member,                   L.L.P. (law firm); and
Age 54                          Governance           -    Director, SSgA Cash Management Fund plc; and State
                                Committee                 Street Global Advisors Ireland, Ltd. (investment
                           -    Member, Valuation         companies).
                                Committee

Richard D. Shirk           -    Trustee since 1988   -    March 2001 to April 2002, Chairman, Cerulean          -    27
1180 Brookgate Way, NE     -    Member, Audit             Companies, Inc. (holding company) (Retired);
Atlanta, GA  30319-2877         Committee            -    1996 to March 2001, President and Chief Executive
Age 57                     -    Member,                   Officer, Cerulean Companies, Inc. (holding
                                Governance                company);
                                Committee            -    1992 to March 2001, President and Chief Executive
                           -    Member, Valuation         Officer, Blue Cross/Blue Shield of Georgia (trade
                                Committee                 association for independent Blue Cross and Blue
                                                          Shield health care plans);
                                                     -    1993 to November 2001, Chairman and Board Member,
                                                          Georgia Caring for Children Foundation (private
                                                          foundation);
                                                     -    November 1998 to Present, Board Member, Healthcare
                                                          Georgia Foundation (private foundation); and
                                                     -    September 2002 to Present, Board Member,
                                                          Amerigroup Corp. (managed health care).

Bruce D. Taber             -    Trustee since 1991   -    Consultant, Computer Simulation, General Electric     -    27
26 Round Top Road          -    Member, Audit             Industrial Control Systems (diversified technology
Boxford, MA 01921               Committee                 and services company); and
Age 59                     -    Member,              -    Director, SSgA Cash Management Fund plc and State
                                Governance                Street Global Advisors Ireland, Ltd. (investment
                                Committee                 companies).
                           -    Member, Valuation
                                Committee

Henry W. Todd              -    Trustee since 1988   -    Chairman, President and CEO, A.M. Todd Group, Inc.    -    27
150 Domorah Drive          -    Member, Audit             (flavorings manufacturer);
Montgomeryville, PA 18936       Committee            -    President and CEO, Zink & Triest Co., Inc. (dealer
Age 55                     -    Member,                   in vanilla flavoring); and
                                Governance           -    Director, SSgA Cash Management Fund plc and State
                                Committee                 Street Global Advisors Ireland, Ltd. (investment
                           -    Member, Valuation         companies).
                                Committee

PRINCIPAL OFFICERS

                           POSITION(S) WITH SSgA
                           FUNDS;
NAME, ADDRESS AND AGE      LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
-------------------------  ------------------------  ------------------------------------------------------------------------------
Agustin J. Fleites         -    Principal            -    2002 to Present, President, SSgA Funds Management, Inc. (investment
State Street Financial          Executive Officer         advisor);
Center                          and Chief            -    2001 to Present, Senior Principal, State Street Global Advisors;
One Lincoln Street              Executive Officer         Managing Director, Advisor Strategies (investment management);
Boston, MA  02111-2900          since 2003           -    1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds
Age 37                                                    and SSgA Latin America; and
                                                     -    1993 to 1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold          -    Vice President       -    Director - Global Regulatory Policy and Assistant Secretary, Frank
909 A Street                    and Secretary             Russell Company (institutional financial consultant);
Tacoma, WA  98402               since 1994           -    Assistant Secretary and Associate General Counsel, Frank Russell
Age 45                                                    Investment Management Company (investment management), Frank Russell
                                                          Capital Inc. (investment advisor of private equity funds), and Frank
                                                          Russell Investments (Delaware), Inc. (member of general partner of private equity funds);
                                                     -    Assistant Secretary and Associate General Counsel, Russell Fund
                                                          Distributors, Inc. (mutual fund broker-dealer and underwriter);
                                                     -    Director, Secretary and Associate General Counsel, Frank Russell
                                                          Securities, Inc. (institutional brokerage firm); and
                                                     -    Director, Frank Russell Canada Limited/Limitee (institutional financial consultant).

James Ross                 -    Vice President       -    2001 to Present, Principal, SSgA Funds Management, Inc. (investment
State Street Financial          since 2002                advisor);
Center                                               -    2000 to Present, Principal, State Street Global Advisors (investment
One Lincoln Street                                        management);
Boston, MA  02111-2900                               -    1992 to 2000, Vice President, State Street Corporation (diversified
Age 37                                                    financial services);
                                                     -    2000 to Present, Vice President, streetTRACKS Series Trust (registered investment company).

Mark E. Swanson            -    Treasurer and        -    Director - Investment Operations, Frank Russell Investment Management
909 A Street                    Principal                 Company (investment management) and Frank Russell Trust Company (trust
Tacoma, WA  98402               Accounting                company); and
Age 39                          Officer since 2000   -    Treasurer and Chief Accounting Officer, Frank Russell Investment
                                                          Company and Russell Investment Funds (registered investment companies).

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid $92,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers are compensated by either the Administrator or its affiliates or the Advisor and its affiliates.

The aggregate compensation information shown below is for the original SSgA US Treasury Money Market Fund class (referred to as the "Institutional Class") for the fiscal year ending August 31, 2002:

                                                                     TOTAL COMPENSATION FROM FUND
                                      AGGREGATE COMPENSATION FROM      AND FUND COMPLEX PAID TO
               NAME/POSITION                      FUND                         TRUSTEES
     ------------------------------   ---------------------------    ----------------------------
     Lynn L. Anderson, Chairman
     of the Board and President                       None                            None

     William L. Marshall, Trustee                  $ 4,811                       $ 102,475

     Steven J. Mastrovich, Trustee                 $ 4,614                       $  98,280

     Patrick J. Riley, Trustee                     $ 4,758                       $ 101,343

     Richard D. Shirk, Trustee                     $ 4,700                       $ 100,110

     Bruce D. Taber, Trustee                       $ 4,712                       $ 100,348

     Henry W. Todd, Trustee                        $ 4,622                       $  98,444

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN BY
                                                DOLLAR RANGE OF EQUITY                      TRUSTEES IN FAMILY OF
TRUSTEE                                         SECURITIES IN EACH FUND                      INVESTMENT COMPANIES
------------------------------  ------------------------------------------------------  ------------------------------
Lynn L. Anderson, Trustee       Disciplined Equity Fund             $10,001-$50,000             $10,001-$50,000

                                Small Cap Fund                      $10,001-$50,000

William L. Marshall, Trustee    Core Opportunities Fund             $10,001-$50,000             $50,001-$100,00

                                Disciplined Equity Fund             $10,001-$50,000

                                Aggressive Equity Fund              $1-$10,000

                                Emerging Markets Fund               $10,001-$50,000

Steven J. Mastrovich, Trustee   S&P 500 Index Fund                  $10,001-$50,000             $10,001-$50,000

Patrick J. Riley, Trustee       Special Equity Fund                 $10,001-$50,000              Over $100,000

                                Aggressive Equity Fund              $10,001-$50,000

                                International Stock Selection       $10,001-$50,000
                                Fund

                                Emerging Markets Fund               $10,001-$50,000

                                Core Opportunities Fund             $50,001-$100,000

                                Small Cap Fund                       Over $100,000

                                Disciplined Equity Fund              Over $100,000

Richard D. Shirk, Trustee       US Government Money Market Fund     $10,001-$50,000              Over $100,000

                                Emerging Markets Fund               $10,001-$50,000

                                Core Opportunities Fund             $10,001-$50,000

                                Small Cap Fund                      $10,001-$50,000

                                Tax Free Money Market Fund          $10,001-$50,000

                                High Yield Bond Fund                 Over $100,000

                                Special Equity Fund                 $1-$10,000

Bruce D. Taber, Trustee         Bond Market Fund                    $10,001-$50,000            $50,001-$100,000

                                Disciplined Equity Fund             $10,001-$50,000

Henry W. Todd, Trustee          Special Equity                      $10,001-$50,000             $10,001-$50,000

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street Bank and Trust Company ("State Street") may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of July 31, 2003, State Street held of record less than 25% of the issued and outstanding shares of any class of shares of the fund in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

The Trustees and officers of Investment Company, as a group, own less than 1% of any class of shares of the fund's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Class T Shares of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.

As of July 31, 2003, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Institutional Class of the fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


- GFAS Control Account MT01-State Street Bank, PO Box 1992, Quincy, MA 02171--70.70%

- Fiduciary Investors Services, Turtle & Co., PO Box 9427, Boston, MA 02209-9427--14.31%

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the Advisor) serves as the SSgA Funds' investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the Advisory Agreement). The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds' Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds' Distributor, are affiliated persons of the Advisor. The address of the Advisor is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Advisory Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

The management fee of the Class T Shares is the same as the management fee of the Institutional Class. Therefore, the management fee is allocated equally among classes and shareholders.

The Institutional Class accrued the following expenses to Advisor for the fiscal years ended August 31 (and for period prior to May 1, 2001, to the Institutional Class's previous advisor):

     2002           2001           2000
     -----------    -----------    -----------
     $ 3,192,169    $ 3,188,285    $ 2,640,679

The Advisor contractually agreed to waive .15% of its .25% Institutional Class management fee until December 31, 2010. The waiver amounted to $1,915,301 in fiscal 2002, $1,912,971 in fiscal 2001 and $1,045,420 for fiscal 2000. In addition, the Advisor contractually agreed to reimburse the fund for all expenses in excess of .20% of average daily net assets on an annual basis, which amounted to $0 in fiscal 2002, $275,650 in fiscal 2001 and $827,844 in fiscal 2000. The Advisor has contractually agreed to the reimbursement through December 31, 2003.

APPROVAL OF THE ADVISORY AGREEMENT. At a meeting held on April 8, 2003, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel.

After considering the foregoing materials and factors, as well as others, the Board of Trustees concluded that approval of the Advisory Agreement would be in the interests of the funds and their shareholders because: (a) over a period of years the performance of each fund compares favorably, or very favorably, to that of similar mutual funds; and (b) the Advisor's fees and expense ratios for each fund compare very favorably to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company. The Trustees concluded that the profitability of the Advisor and its affiliates with respect to services provided by them to the funds was not excessive.

The Trustees are very satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

ADMINISTRATOR

Frank Russell Investment Management Company (the Administrator) serves as the Investment Company's administrator, pursuant to an Administration Agreement dated April 12, 1988 (the Administration Agreement).

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Paris, Tokyo, Sydney, Singapore, Auckland and Geneva, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items; and (6) prepare monthly fact sheets for each portfolio of the Investment Company. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each fund multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if the fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The Institutional Class accrued the following expenses to Administrator for the fiscal years ended August 31:

     2002           2001           2000
     ---------      ---------      ---------
     $ 396,044      $ 399,933      $ 337,677

CUSTODIAN AND TRANSFER AGENT

State Street serves as the Custodian and Transfer and Dividend Paying Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following with respect to the all funds other than international funds, feeder funds and the LifeSolutions Funds:

- Portfolio Administration. A fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, $1.5 billion to $20 billion--0.015%; $20 billion to $30 billion--.01%; over $30 billion--.0075% (for purposes of calculating the break point, the assets of individual portfolios are aggregated);

-    Multiple Class Fee--$18,000 per class;

- Portfolio Trading (per transaction). Fed book entry trade--$10; Depository Trust Company trade--$6; physical trade--$25; each NY Fed maturity--$8; all option trading, futures trading, and other trades--$25; incoming Fed wires--$4.70; outgoing Fed wires--$4.55;

- Pricing. Monthly pricing fees of $375 per investment portfolio and from $4 to $16 per security, depending on the type of instrument and the pricing service used;

-    Yield Calculation. $350 per month;

----------
(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

- Earnings Credit. A balance credit is applied against the custody fees (excluding out-of-pocket expenses). The credit is based on 90% of the average 90-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

-    On-line Service Charges, Accounting--$80 per month per fund; and

- Out of Pocket Expenses at Cost. Include but are not limited to: postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Paying Agent services, State Street is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 fund minimum. State Street is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR

State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of State Street Corporation. The Advisor, Custodian and Transfer Agent are also wholly owned subsidiaries of State Street Corporation. The Distributor's mailing address is State Street Financial Center, OneLincoln Street, Boston, MA 02111-2900.

CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and Investment Company have each adopted a code of ethics (the Investment Company code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Investment Company, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the Investment Company. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Investment Company's service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the fund has adopted an active distribution service plan providing payment to the Distributor for various distribution, shareholder and administrative services up to the plan limit

In connection with the Trustees' consideration of whether to adopt the distribution plan, the Distributor, as the fund's principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the fund by enabling the fund to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have. Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992, which was restated to reflect the change of distributor and to update current operations on April 9, 2002, for the original SSgA Funds' class (referred to herein as the Institutional Class). The Board of Trustees adopted a distribution plan for Class T Shares of the fund on July 14, 2003 (the Plan) which is similar in all material respects to the distribution plan for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Plan each fund pays the Distributor a fee not to exceed 0.55% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the Financial Intermediaries providing shareholder and administrative services to a fund are not permitted by the Plan to exceed .50% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

The Plan does not provide for the fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor, to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Financial Intermediaries. Under the Service Agreements, the Financial Intermediaries may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Financial Intermediaries; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Financial Intermediaries may receive from the fund and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.50% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Institutional Class accrued the following expenses to Russell Fund Distributors, Inc. (the distributor prior to March 1, 2002) for the fiscal years ended August 31:

     2002           2001           2000
     ---------      ---------      ---------
     $ 127,290      $ 193,063      $ 217,988

Since March 1, 2002, the Institutional Class accrued the following expenses to the Distributor (State Street Global Markets, LLC) for the fiscal year ended August 31:

     2002
     --------
     $ 94,602

For fiscal 2002, these amounts are reflective of the following individual payments:

      Advertising                        $  30,548
      Printing                           $   6,811
      Compensation to Dealers            $       0
      Compensation to Sales Personnel    $ 102,179
      Other(1)                           $  82,354

The Institutional Class accrued expenses in the following amount to State Street, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:

     2002           2001           2000
     ---------      ---------      ---------
     $ 319,217      $ 318,829      $ 264,024

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the fund by the Advisor. The Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the

----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

best overall terms available to the fund. Ordinarily, securities will be purchased from primary markets, and the Advisor will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of fund securities, including principal transactions. In evaluating the best overall terms available, the Advisor is also authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or the Advisor (or its affiliates). The Advisor selects brokers, including affiliates, for the purchase and sale of fund securities which in the Advisor's best judgment provide prompt and reliable execution of orders at favorable prices and reasonable commission rates. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

The Advisor is authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund.

The trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by the Advisor attributable to a particular fund transaction may benefit one or more other accounts for which the Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services.

The following information with respect to brokerage pertains to the Institutional Class:

During the fiscal year ended August 31, 2002, the fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the fund. The value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2002, are as follows:

                                        SECURITIES
                                          ($000)
                                       ------------
     Bear Stearns                       47,408,700
     Credit Suisse First Boston         25,839,618
     Deutsche Bank Securities           24,799,575
     Warburg Dillon Read                24,623,925
     Chase Securities, Inc.             14,733,025
     Morgan Stanley                     10,725,923
     Swiss Bank Corp. New York          10,327,924
     JP Morgan                           7,111,853
     Lehman Brothers                     5,310,836
     ABN Amro                            5,209,256

The US Treasury Money Market Fund normally does not pay a stated brokerage commission on transactions.

                             PRICING OF FUND SHARES

Class T Shares of the funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines net asset value per share once each business day as of 3 p.m. Eastern time.

A business day is one on which the New York Stock Exchange is open. Pricing does not occur on non-business days. Currently, the fund is open every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on certain days, such as Christmas Eve and New Year's Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

It is the fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the fund's shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The Investment Company received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

                                      TAXES

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.


                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(TO THE POWER OF n) = ERV

     where:  P =    a hypothetical initial payment of $1,000
             T =    average annual total return
             n =    number of years
             ERV =  ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(TO THE POWER OF 365/7)]-1

The following are the Institutional Class's current and effective yields for the seven-day period ended August 31, 2002:

     Current Yield              1.63%

     Effective Yield            1.64%

The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the fund.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

The Investment Company is authorized to divide shares of any fund into two or more classes of shares. The shares of each fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any fund may have separate voting rights or no voting rights. Each class of shares of a fund is entitled to the same rights and privileges as all other classes of the fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the fund's portfolio securities. The SSgA Funds have three classes of shares. The SSgA Prime Money Market Fund and the SSgA US Treasury Money Market Fund each have Class T Shares. The SSgA Bond Market, Core Opportunities, Small Cap, Aggressive Equity, International Stock Selection and Life Solutions Income and Growth, Life Solutions Balanced and Life Solutions Growth Funds each have Class R Shares.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The Advisor has undertaken to vote proxies with respect to each fund's underlying securities holdings and retains the final authority and responsibility for such voting. The Advisor retains outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance. If areas of concern are discovered, the issues are examined in detail by the Advisor and voted as determined to be in the best interest of the fund.

MASSACHUSETTS BUSINESS TRUST

The fund is a series of a "Massachusetts business trust." A copy of the First Amended and Restated Master Trust Agreement (the Declaration of Trust) for the Investment Company is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Investment Company are designed to make the Investment Company similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Investment Company provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Investment Company and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Investment Company shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Investment Company. However, upon payment of such liability, the shareholder will been entitled to reimbursement from the general assets of the Investment Company. The Trustees of the Investment Company intend to conduct the operations of the Investment Company in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Investment Company.

The Declaration of Trust further provides that the name of the Investment Company refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Investment Company, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Investment Company for any satisfaction of claims arising in connection with the affairs of the Investment Company. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Investment Company.

The Investment Company shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

                              FINANCIAL STATEMENTS

Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS

The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

LONG-TERM CORPORATION AND TAX-EXEMPT DEBT RATINGS

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category. IBCA does not rate tax-exempt bonds.

The two highest ratings of Thomson for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be very high. Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Thomson does not rate tax-exempt bonds.

SHORT-TERM CORPORATE AND TAX-EXEMPT DEBT RATINGS

The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. The A-2 designation indicates that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Ample alternate liquidity is maintained.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TAX-EXEMPT NOTE RATINGS

A S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). MIG-1/VMIG-1 denotes best quality. There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Fitch uses its short-term ratings described above under "Short-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes.

D&P uses the fixed-income ratings described above under "Long-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes and other short-term obligations.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)
              (m)   Amendment No. 13                                                  Post-Effective Amendment #56 (5/31/00)
              (n)   Amendment No. 14                                                  Post-Effective Amendment #62 (8/1/01)
              (o)   Amendment No. 15                                                  Post-Effective Amendment #62 (8/1/01)
              (p)   Amendment No. 16                                                  Post-Effective Amendment #63 (10/1/01)
              (q)   Amendment No. 17                                                  Post-Effective Amendment #69 (12/27/02)
              (r)   Amendment No. 18                                                  Post-Effective Amendment #71 (5/2/03)
2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement
(l)           Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Investment Advisory Agreement
(m)           Investment Advisory Agreement with SSgA Funds Management, Inc.          Post-Effective Amendment #62 (8/1/01)
(n)           Amendment No. 1 to Investment Advisory Agreement                        Post-Effective Amendment #63 (10/1/01)
(o)           Investment Sub-Advisory Agreement Between SSgA Funds
              Management, Inc. and The Tuckerman Group LLC                            Post-Effective Amendment #63 (10/1/01)
(p)           Advisory Fee Waiver and Reimbursement Agreement                         Post-Effective Amendment #69 (12/27/02)
(q)           Letter agreement incorporating the SSgA Large Cap Value and             Exhibit 5(q)
              Large Cap Growth Opportunities Funds within the Investment
              Advisors Agreement
(r)           Amendment No. 2 to Investment Advisory Agreeement                       Post-Effective Amendment #71 (5/2/03)
(s)           Advisory Fee Waiver and Reimbursement Agreement relating to             To be filed by amendment
              Class Shares

6.            Distribution Agreements

(a)           Distribution Agreement (Institutional Shares)                           Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement
(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Distribution Agreement
(a)(xii)      Letter Agreement incorporating the SSgA MSCI EAFE Index Fund
              within the Distribution Agreement                                       Post-Effective Amendment #63 (10/1/01)
(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(d)           Distribution Agreement with State Street Global Markets, LLC            Post-Effective Amendment #69 (12/27/02)
(d)(i)        Letter Agreement incorporating Large Cap Value Fund and Large           Exhibit 6(d)(i)
              Cap Growth Opportunities Fund into the Distribution Agreement
(d)(ii)       Addendum to Distribution Agreement (relating to Class R Shares)         Exhibit 6(d)(ii)
(d)(iii)      Addendum to Distribution Agreement (relating to Class T Shares)         To be filed by amendment

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract
(m)           Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund into the Custodian Contract
(n)           Amendment to Custodian Contract to incorporate changes to               Post-Effective Amendment #62 (8/1/01)
              Rules 17f-5 and 17f-7
(o)           Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              into the Custodian Contract
(p)           Letter agreement incorporating the Large Cap Value Fund/Large           Exhibit 8(p)
              Cap Growth Opportunities Fund into the Custodian Contract.
9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement
(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Transfer Agency and Service Agreement
(a)(xiii)     Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Transfer Agency and Service Agreement
(a)(xiv)      Letter agreement incorporating the Large Cap Value Fund/Large           Exhibit 9(a)(xiv)
              Cap Growth Opportunities Fund into the transfer Agency and
              Service Agreement
(a)(xv)       Anti-Money Laundering Delegation Agreement to the                       Post-Effective Amendment #73 (6/26/03)
              Transfer Agency and Service Contract
(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement
(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Administration Agreement
(b)(xiv)      Letter agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Administration Agreement
(b)(xv)       Letter agreement incorporating the Large Cap Value                      Exhibit 9(b)(xv)
              Fund/Large Cap Growth Opportunities Fund within the
              Administration Agreement
(b)(xvi)      Amendment No. 8 to Administration Agreement                             Post-Effective Amendment #71 (5/2/03)
10.           Other Material Contracts
              (a)   Master - Feeder Participation
                    Agreement - MSCI EAFE Index Fund                                  Post-Effective Amendment #66 (12/28/01)
              (b)   Master - Feeder Participation Agreement -
                    S&P 500 Index Fund                                                Post-Effective Amendment #66 (12/28/01)
              (c)   Licensing Agreement -
                    MSCI EAFE Index Fund                                              Post-Effective Amendment #66 (12/28/01)
              (d)   Multiple Class Plan Pursuant to Rule 18f-3                        Exhibit 10(d)
11.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)
(o)           Relating to the Intermediate Municipal Bond Fund                        Post-Effective Amendment #56 (5/31/00)
(p)           Relating to Large Cap Value Fund/Large Cap Growth Opportunities         Post-Effective Amendment #75 (7/11/03)
              Fund

12.           Other Opinions:  Consent of Independent Accountants                     Exhibit 12

13.           Financial Statements Omitted from Item 23                               None

14.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)
(o)           SSgA Intermediate Municipal Bond Fund                                   Post-Effective Amendment #56 (5/31/00)
(p)           SSgA MSCI EAFE Index Fund                                               Post-Effective Amendment #63 (10/1/01)
(q)           Large Cap Value Fund/Large Cap Growth Opportunities Fund                Exhibit 14(q)
(r)           Class R Shares                                                          Exhibit 14(r)
(s)           Class T Shares                                                          To be filed by amendment

15.           Prototype Retirement Plan                                               None

16.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan
(a)(xii)      Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #56 (5/31/00)
              Intermediate Municipal Bond Fund into the Plan
(a)(xiii)     Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #63 (10/1/01)
              MSCI EAFE Index Fund into the Plan
(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(d)(vi)       Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Bank and Trust Company High Net
              Worth Services Division                                                 Post-Effective Amendment #63 (10/1/01)
(d)(vii)      Assignment Agreement and Amendment No. 3 to
              Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Capital Markets LLC                              Post-Effective Amendment #63 (10/1/01)
(d)(viii)     Shareholder Servicing Agreement, by and between SSgA
              Funds and CitiStreet LLC                                                Post-Effective Amendment #63 (10/1/01)
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees
(g)           Restated Rule 12b-1 Plan                                                Post-Effective Amendment #69 (12/27/02)
(g)(i)        Addendum to Plan of Distribution incorporating the Large                Exhibit 16(g)(i)
              Cap Value Fund/Large Cap Growth Opportunities Fund into the
              Plan
(h)           Class R Shares Rule 12b-1 Plan                                          Exhibit 16(h)
(i)           Class R Shares Addendum to Shareholder Servicing Agreement              Exhibit 16(i)
(j)           Class R Shares Addendum to Selected Broker Agreement                    Exhibit 16(j)
(k)           Class T Shares Rule 12b-1 Plan                                          To be filed by amendment

(l)           Class T Addendum to Shareholder Servicing Agreement                     To be filed by amendment

(m)           Class T Shares Addendum to Selected Broker Agreement                    To be filed by amendment

17.           Code of Ethics

              (a)   Relating to the Principal Underwriter                             Post-Effective Amendment #69 (12/27/02)

              (b)   Relating to the Investment Advisor                                Post-Effective Amendment #75 (7/11/03)
              (c)   Relating to the Registrant                                        Post-Effective Amendment #69 (12/27/02)
              (d)   Relating to Administrator                                         Post-Effective Amendment #75 (7/11/03)


Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 76 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of August, 2003.


                              By:   /s/ Lynn L. Anderson
                                 ----------------------------------------
                                    Lynn L. Anderson, President and
                                    Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on August 25, 2003.


/s/ Lynn L. Anderson
---------------------------------     President and Chairman
Lynn L. Anderson                      of the Board

/s/ Agustin J. Fleites
---------------------------------     Chief Executive Officer and Principal
Agustin J. Fleites                    Executive Officer

/s/ Timothy B. Harbert
---------------------------------     Trustee
Timothy B. Harbert

/s/ Steven J. Mastrovich
---------------------------------     Trustee
Steven J. Mastrovich

/s/ William L. Marshall
---------------------------------     Trustee
William L. Marshall

/s/ Patrick J. Riley
---------------------------------     Trustee
Patrick J. Riley

/s/ Richard D. Shirk
---------------------------------     Trustee
Richard D. Shirk

/s/ Bruce D. Taber
---------------------------------     Trustee
Bruce D. Taber

/s/ Henry W. Todd
---------------------------------     Trustee
Henry W. Todd

/s/ Mark E. Swanson
---------------------------------     Trustee
Mark E. Swanson

                            Exhibit Index

Exhibit Number      Exhibit Name

5(q) Letter agreement incorporating the SSgA Large Cap Value and Large Cap Growth Opportunities Funds into the Investment Advisors Agreement
Exhibit 6(d)(i) Letter agreement incorporating the SSgA Large Cap Value and Large Cap Growth Opportunities Funds into the Distribution Agreement
Exhibit 6(d)(ii)    Addendum to Distribution Agreement (relating to Class R
                    Shares)
Exhibit 8(p) Letter agreement incorporating the SSgA Large Cap Value and Large Cap Growth Opportunities Funds into the Custodian Contract
Exhibit 9(a)(xiv) Letter agreement incorporating the SSgA Large Cap Value and LargeCap Growth Opportunities Funds into the Transfer Agency and Service Agreement
Exhibit 9(b)(xv) Letter agreement incorporating the SSgA Large Cap Value and Large Cap Growth Opportunities Funds into the Administration Agreement
Exhibit 10(d)       Multiple Class Plan Pursuant to Rule 18f-3
Exhibit 12          Consent of PricewaterhouseCoopers LLP
Exhibit 14(q) Letter of Investment Intent relating to Large Cap Value Fund/Large Cap Growth Opportunities Fund
Exhibit 14(r)       Letter of Investment Intent relating to Class R Shares
Exhibit 16(g)(i) Addendum to Plan of Distribution incorporating the Large Cap Value Fund/Large Cap Growth Opportunities Fund into the Plan
Exhibit 16(h)       Class R Shares Rule 12b-1 Plan
Exhibit 16(i)       Class R Shares Addendum to Shareholder Servicing Agreement
Exhibit 16(j)       Class R Shares Addendum to Selected Broker Agreement